Schedule of Exchange Rates (Details)	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 1	6.9437
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 2	6.4893
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 3	6.6403
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 4	6.2150